UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Diamond Hill Capital Management, Inc.
           -----------------------------------------------------
Address:   325 John H. McConnell Blvd.
           Suite 200
           Columbus, OH 43215
           -----------------------------------------------------

Form 13F File Number: 28-10648
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ James F. Laird
        -------------------------
Title:  Chief Compliance Officer
        ------------------------
Phone:  614-255-3353
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ James F. Laird                 Columbus, OH                     02/10/09
- ----------------                 ---------------                 ---------
  [Signature]                       [City, State]                       [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:              0
                                         --------------
Form 13F Information Table Entry Total:        149
                                         --------------
Form 13F Information Table Value Total:  $ 3,933,203
                                         --------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aaron Rents                    COM              002535201     5337   200500 SH       Sole                   200500
Abbott Labs                    COM              002824100   127143  2382302 SH       Sole                  2377082              5220
Acco Brands Corp               COM              00081T108     5063  1467464 SH       Sole                  1467464
Afflilated Managers Group      COM              008252108      629    15000 SH       Sole                    15000
AFLAC Inc.                     COM              001055102      413     9000 SH       Sole                     9000
Airtran Hldgs Inc.             COM              00949P108    16577  3733589 SH       Sole                  3695529             38060
Alliance Data Systems Corp     COM              018581108     6129   131730 SH       Sole                   131730
Allstate Corp                  COM              020002101    12372   377646 SH       Sole                   377646
American Express Co.           COM              025816109    61665  3324261 SH       Sole                  3316276              7985
American Greetings             COM              026375105     3941   520565 SH       Sole                   520565
Anadarko Petroleum             COM              032511107   159133  4127956 SH       Sole                  4120611              7345
Analogic Corp                  COM              032657207     4729   173360 SH       Sole                   173360
Apache Corporation             COM              037411105   182797  2452657 SH       Sole                  2447617              5040
Apogee Enterprises             COM              037598109     6170   595530 SH       Sole                   595530
Assurant Inc                   COM              04621X108    11199   373300 SH       Sole                   373300
Assured Guaranty LTD           COM              G0585R106     7843   687955 SH       Sole                   687955
Avery Dennison Corp.           COM              053611109    64891  1982614 SH       Sole                  1980289              2325
Bank of America Corp.          COM              060505104    16018  1137628 SH       Sole                  1137628
Bank of New York Mellon Corp   COM              064058100    19744   696919 SH       Sole                   696919
Banner Corp                    COM              06652V109     2888   306862 SH       Sole                   306862
BB&T Corp.                     COM              054937107      754    27454 SH       Sole                    27454
BE Aerospace, Inc.             COM              073302101     5798   753920 SH       Sole                   753920
Belo Corp                      COM              080555105      122    78115 SH       Sole                    78115
Berry Pete Co Cl A             COM              085789105     1981   262010 SH       Sole                   262010
Black & Decker Corp.           COM              091797100    55875  1336406 SH       Sole                  1336406
Brinks Company                 COM              109696104     6349   236195 SH       Sole                   236195
Brinks Home Security Holdings  COM              109699108     3549   161895 SH       Sole                   161895
Callaway Golf Co               COM              131193104     9274   998315 SH       Sole                   998315
Cardinal Health Inc            COM              14149Y108    73011  2118090 SH       Sole                  2110830              7260
Century Aluminum Company       COM              156431108     1826   182590 SH       Sole                   182590
Charming Shoppes               COM              161133103     2689  1102205 SH       Sole                  1102205
Chattem Inc.                   COM              162456107     5099    71280 SH       Sole                    71280
Cimarex Energy Co              COM              171798101    14649   547020 SH       Sole                   547020
Cisco Systems                  COM              17275R102    80461  4936235 SH       Sole                  4925720             10515
Citigroup Inc.                 COM              172967101      489    72850 SH       Sole                    72850
City National Corp             COM              178566105     8467   173865 SH       Sole                   173865
Cleco Corporation              COM              12561w105     5892   258075 SH       Sole                   258075
Colonial Bancgroup             COM              195493309      147    71128 SH       Sole                    71128
Comerica Inc                   COM              200340107      539    27130 SH       Sole                    27130
Conagra Foods Inc              COM              205887102    85871  5204295 SH       Sole                  5192045             12250
CSG Systems International      COM              126349109     5560   318239 SH       Sole                   318239
Del Monte Foods                COM              24522P103     6429   900480 SH       Sole                   900480
Dell Computer                  COM              24702R101    47018  4591560 SH       Sole                  4591560
Devon Energy Corp              COM              25179M103   177199  2696681 SH       Sole                  2690876              5805
Discover Financial Services    COM              254709108      713    74831 SH       Sole                    74831
Domtar Corporation             COM              257559104    17489 10472737 SH       Sole                 10424831             47906
Dover Corp                     COM              260003108    93358  2835912 SH       Sole                  2827772              8140
Dow Chemical                   COM              260543103    19398  1285516 SH       Sole                  1281646              3870
Dow Jones Tech Sector ETF      COM              464287721      207     5845 SH       Sole                     5845
Eaton Vance Corporation        COM              278265103      210    10000 SH       Sole                    10000
Encore Acquisition Co          COM              29255W100    20203   791672 SH       Sole                   791672
Energen Corp                   COM              29265N108     1968    67090 SH       Sole                    67090
Fedex Corp.                    COM              31428X106     2523    39330 SH       Sole                    39330
First Bancorp NC               COM              318910106      285    15532 SH       Sole                    15532
First Financial Holdings Inc.  COM              320239106      304    15000 SH       Sole                    15000
First Horizon National Corp.   COM              320517105      569    53829 SH       Sole                    53829
First Source Corp              COM              336901103     2674   113178 SH       Sole                   113178
First State Bancorporation     COM              336453105     1172   710395 SH       Sole                   710395
FirstFed Financial Corp        COM              337907109      309   176660 SH       Sole                   176660
Flower Foods Inc               COM              343498101     3931   161351 SH       Sole                   161351
Fluor Corp                     COM              343412102    49917  1112473 SH       Sole                  1112473
Fortune Brands Inc             COM              349631101    48393  1172302 SH       Sole                  1172302
Freeport-McMoran Copper & Gold COM              35671D857    60374  2470302 SH       Sole                  2462807              7495
General Mills Inc              COM              370334104    71631  1179114 SH       Sole                  1175984              3130
GSI Commerce Inc               COM              36238G102     4557   433143 SH       Sole                   433143
Hanesbrands Inc.               COM              410345102    43217  3389583 SH       Sole                  3377029             12554
Hanmi Financial Corp           COM              410495105     1330   645675 SH       Sole                   645675
Hanover Insurance Group Inc    COM              410867105     6799   158230 SH       Sole                   158230
Harley Davidson                COM              412822108     1149    67702 SH       Sole                    67702
Hartford Financial Services    COM              416515104      810    49340 SH       Sole                    49340
Helmerich & Payne Inc          COM              423452101     8140   357810 SH       Sole                   357810
Hornbeck Offshore Services     COM              440543106     5102   312233 SH       Sole                   312233
HUB Group Inc - CL A           COM              443320106     6711   252950 SH       Sole                   252950
Huntington Bancshares Inc      COM              446150104    55222  7209181 SH       Sole                  7189650             19531
Illinois Tool Works            COM              452308109    81658  2329759 SH       Sole                  2323309              6450
Imperial Capital Bancorp       COM              452680101      569   252729 SH       Sole                   252729
International Paper            COM              460146103    46201  3915314 SH       Sole                  3906394              8920
IShares Russell 1000           COM              464287622     9357   191466 SH       Sole                   191466
Ishares Russell 1000 Value     COM              464287598      228     4605 SH       Sole                     4605
Ishares Russell 3000 Index     COM              464287689      757    14565 SH       Sole                    14565
IStar Financial Inc            COM              45031U101     1055   473125 SH       Sole                   473125
Johnson & Johnson              COM              478160104    97166  1624028 SH       Sole                  1619798              4230
JP Morgan Chase & Co.          COM              46625H100     2765    87695 SH       Sole                    87695
Juniper Networks               COM              48203R104     1258    71830 SH       Sole                    71830
K-Swiss                        COM              482686102     7522   659834 SH       Sole                   652049              7785
Kaydon Corp                    COM              486587108     6707   195265 SH       Sole                   195265
KHD Humboldt Wedag Intrn'l Ltd COM              482462108     5564   498150 SH       Sole                   498150
Kimberly Clark Corp.           COM              494368103    25219   478185 SH       Sole                   478185
Kla-Tencor Corp                COM              482480100    75223  3452162 SH       Sole                  3447447              4715
Kohls Corp.                    COM              500255104    88008  2431169 SH       Sole                  2426269              4900
Lance Inc.                     COM              514606102     4424   192865 SH       Sole                   192865
LaSalle Hotel                  COM              517942108     2591   234505 SH       Sole                   234505
Lifepoint Hospitals, Inc.      COM              53219L109     7480   327505 SH       Sole                   327505
Lincoln Electric Holdings      COM              533900106     7094   139280 SH       Sole                   139280
Lufkin Inds Inc                COM              549764108     3491   101180 SH       Sole                   101180
McDonald's Corporation         COM              580135101    76075  1223272 SH       Sole                  1220712              2560
Medtronic Incorporated         COM              585055106   134604  4284016 SH       Sole                  4275281              8735
Merrill Lynch & Co Inc         COM              590188108     1054    90550 SH       Sole                    90550
Microsoft Corp.                COM              594918104    96273  4952334 SH       Sole                  4935034             17300
Mid-America Apt Cmntys         COM              59522J103     4236   113999 SH       Sole                   113999
Morgan Stanley                 COM              617446448      513    32000 SH       Sole                    32000
Newbridge Bancorp              COM              65080T102      123    51512 SH       Sole                    51512
Noble Energy Inc               COM              655044105     3174    64490 SH       Sole                    64490
Occidental Petroleum Corp      COM              674599105   188547  3142967 SH       Sole                  3136512              6455
Old Republic Int'l Corp.       COM              680223104     9157   768200 SH       Sole                   768200
Orbitz Worldwide Inc.          COM              68557K109     3950  1018080 SH       Sole                  1018080
Parker Hannifin Corp           COM              701094104    84558  1987726 SH       Sole                  1984356              3370
Penske Automotive Group        COM              70959W103     3715   483740 SH       Sole                   483740
Pentair Inc                    COM              709631105      411    17360 SH       Sole                    17360
Pfizer Inc.                    COM              717081103    96315  5438470 SH       Sole                  5425220             13250
Pinnacle Financial Partners    COM              72346Q104      507    17000 SH       Sole                    17000
PNC Financial Services         COM              693475105     1175    23977 SH       Sole                    23977
Priceline.Com Inc Cmn          COM              741503403     7351    99805 SH       Sole                    99805
Prudential Financial           COM              744320102     1108    36610 SH       Sole                    36610
Raymond James Financial Inc.   COM              754730109      787    45925 SH       Sole                    45925
ResCare                        COM              760943100     6610   440065 SH       Sole                   440065
Schering Plough Corp           COM              806605101    75570  4437450 SH       Sole                  4422170             15280
Seacoast BKG Corp.             COM              811707306      158    23920 SH       Sole                    23920
Southwest Airlines             COM              844741108    18907  2193442 SH       Sole                  2193442
Southwestern Energy Co         COM              845467109    22565   778915 SH       Sole                   775820              3095
State Street Corp.             COM              857477103      472    12000 SH       Sole                    12000
Steiner Leisure LTD            COM              P8744Y102    19406   657368 SH       Sole                   657368
Suntrust Banks                 COM              867914103      740    25037 SH       Sole                    25037
Synovus Financial Corp.        COM              87161C105    23650  2849378 SH       Sole                  2826828             22550
Sysco Corp.                    COM              871829107    70175  3059054 SH       Sole                  3050144              8910
T Rowe Price Group Inc         COM              74144T108    44524  1256308 SH       Sole                  1256308
Taylor Capital Group           COM              876851106     1779   304085 SH       Sole                   304085
TCF Financial Group            COM              872275102      344    25150 SH       Sole                    25150
Texas Instruments              COM              882508104    49890  3214550 SH       Sole                  3214550
Toro Company                   COM              891092108    15504   469810 SH       Sole                   469810
Travelers Companies            COM              89417E109    13093   289667 SH       Sole                   289667
Trinity Industries Inc         COM              896522109    30505  1935601 SH       Sole                  1929751              5850
U S Airways Group Inc.         COM              90341W108     3634   470160 SH       Sole                   470160
UCBH Hldgs Inc                 COM              90262T308     8942  1299698 SH       Sole                  1299698
UGI Corp                       COM              902681105     7881   322740 SH       Sole                   322740
United Fire & Casualty Co      COM              910331107     6912   222461 SH       Sole                   222461
United Technologies            COM              913017109   146413  2731580 SH       Sole                  2725520              6060
UnitedHealth Group Inc         COM              91324P102   102613  3857635 SH       Sole                  3848270              9365
US Bancorp                     COM              902973304    63444  2536731 SH       Sole                  2532656              4075
Verigy Ltd                     COM              Y93691106    14615  1519222 SH       Sole                  1509572              9650
Waters Corp.                   COM              941848103     9057   247115 SH       Sole                   244175              2940
Wells Fargo & Co.              COM              949746101    27540   934201 SH       Sole                   928501              5700
WGL Holdings Inc               COM              92924F106     5779   176789 SH       Sole                   176789
Whiting Petroleum Corp.        COM              966387102     7968   238125 SH       Sole                   238125
XL Capital                     COM              G98255105    10911  2948804 SH       Sole                  2948804
XTO Energy Inc                 COM              98385X106    92840  2632259 SH       Sole                  2632259
Barclays Bank PLC 7.1% Pfd     PFD              06739H776      203    15000 SH       Sole                    15000
Blackrock Pfd Opportunity Tr   COM SHS          09249V103      106    14167 SH       Sole                    14167
Nuveen Quality Pfd Income Fd 2 COM SHS          67072C105       97    19200 SH       Sole                    19200